Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue:
Passenger	$ 3,904,765	$ 4,074,391	$ 3,550,160
Cargo and other	716,731	816,439	891,524
Total operating revenue	4,621,496	4,890,830	4,441,684
Operating expenses:
Flight operations	75,713	153,615	92,471
Aircraft fuel	1,204,058	1,213,411	923,468
Ground operations	478,029	474,802	450,209
Rentals	11,762	267,708	278,772
Passenger services	176,454	188,713	166,869
Maintenance and repairs	257,642	206,454	280,536
Air traffic	278,987	269,631	242,587
Selling expenses	500,160	530,930	515,073
Salaries, wages and benefits	717,342	760,758	706,778
Fees and other expenses	411,573	203,304	177,864
Depreciation and amortization	593,396	350,507	313,413
Impairment	470,661	38,881
Total operating expenses	5,175,777	4,658,714	4,148,040
Operating (loss) profit	(554,281)	232,116	293,644
Interest expense	(299,942)	(212,294)	(183,332)
Interest income	9,041	10,115	13,548
Derivative instruments	(2,164)	(260)	(2,536)
Foreign exchange, net	(24,190)	(9,220)	(20,163)
Equity method profit	1,524	899	980
(Loss) profit before income tax	(870,012)	21,356	102,141
Income tax expense – current	(26,475)	(27,151)	(35,159)
Income tax income – deferred	2,492	6,938	15,050
Total income tax expense	(23,983)	(20,213)	(20,109)
Net (loss) profit for the year	$ (893,995)	$ 1,143	$ 82,032
Basic loss per share
Common stock	$ (0.92)	$ (0.03)	$ 0.05
Preferred stock	$ (0.92)	$ (0.03)	$ 0.05
Net (loss) income for the year	$ (893,995)	$ 1,143	$ 82,032
Items that will not be reclassified to profit or loss in future periods:
Revaluation (devaluation) of administrative property	2,761	(20,448)	31,017
Remeasurements of defined benefit liability	(42,541)	(9,039)	(33,385)
Income tax	441	(39)	(15,018)
Items that will not be reclassified to profit or loss in future periods	(39,339)	(29,526)	(17,386)
Items that will be reclassified to profit or loss in future periods:
Effective portion of changes in fair value of hedging instruments	3,932	(13,701)	6,385
Net change in fair value of financial assets with changes in OCI	1,205	(328)	19
Income Tax			3,558
Items that will be reclassified to profit or loss in future periods	5,137	(14,029)	9,962
Other comprehensive loss, net of income tax	(34,202)	(43,555)	(7,424)
Total comprehensive (loss) profit net of income tax	(928,197)	(42,412)	74,608
(Loss) profit attributable to:
Equity holders of the parent	(913,712)	(24,803)	48,237
Non–controlling interest	19,717	25,946	33,795
Net (loss) profit	(893,995)	1,143	82,032
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(947,736)	(68,097)	40,358
Non–controlling interest	19,539	25,685	34,250
Total comprehensive (loss) income	$ (928,197)	$ (42,412)	$ 74,608